Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net loss for the year	$ (426,853)	$ (135,706)
Other comprehensive (loss) income:
Change in fair value of investments in marketable securities, net of tax	(19,753)	1,009
Actuarial losses on employee benefit plans, net of tax	(2,163)	(115)
Income tax recovery on actuarial losses on employee benefit plans	537	23
Total other comprehensive (loss) income for the year	(21,379)	917
Total comprehensive loss for the year	(448,232)	(134,789)
Attributable to:
Shareholders of the Company	(375,203)	(135,103)
Non-controlling interests	(73,029)	314
Total comprehensive loss for the year	$ (448,232)	$ (134,789)